UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06190)

Exact name of registrant as specified in charter:	Putnam Europe Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2014

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments:

Putnam Europe Equity Fund

The fund's portfolio
3/31/14 (Unaudited)

COMMON STOCKS (97.7%)(a)
	Shares	Value

Austria (1.1%)

voestalpine AG	71,003	$3,120,859

		3,120,859
Belgium (3.8%)

Anheuser-Busch InBev NV	67,659	7,093,311

Solvay SA	21,732	3,411,558

		10,504,869
Czech Republic (0.7%)

Erste Group Bank AG	58,886	2,011,882

		2,011,882
France (15.6%)

Airbus Group NV	60,196	4,311,478

Alcatel-Lucent(NON)(S)	571,651	2,253,924

BNP Paribas SA	95,967	7,402,376

Eurazeo SA	20,078	1,804,014

Faurecia(NON)	61,796	2,611,888

Gaztransport Et Technigaz SA(NON)	32,101	2,078,082

Iliad SA	7,837	2,259,737

Natixis	658,990	4,839,787

Nexity	47,530	2,038,383

Numericable Group SA(NON)(S)	54,320	2,135,012

Sanofi	80,056	8,346,680

Veolia Environnement	153,005	3,026,905

		43,108,266
Germany (11.8%)

BASF SE	27,403	3,045,810

Biotest AG-Vorzugsaktien (Preference)	17,609	2,272,343

Daimler AG (Registered Shares)(S)	62,560	5,911,481

Deutsche Post AG	168,659	6,266,560

Henkel AG & Co. KGaA (Preference)(S)	54,308	5,844,735

Siemens AG	52,933	7,124,589

Wacker Chemie AG(S)	15,513	1,894,154

Zalando AG (acquired 9/30/13, cost $313,871) (Private)(F)(RES)(NON)	7	314,888

		32,674,560
Ireland (2.3%)

Hibernia REIT PLC(NON)(R)	1,158,000	1,687,847

Kerry Group PLC Class A	61,455	4,691,202

		6,379,049
Italy (6.4%)

Banca Popolare di Milano Scarl(NON)(S)	2,152,718	2,164,954

Fiat SpA(NON)(S)	345,145	4,017,881

Luxottica Group SpA	45,974	2,658,848

Mediaset SpA(NON)	527,088	2,946,686

UniCredit SpA	379,643	3,467,590

Unipol Gruppo Finanziario SpA	301,627	2,356,091

		17,612,050
Netherlands (2.5%)

ING Groep NV GDR(NON)	490,290	6,940,226

		6,940,226
Portugal (1.2%)

Banco Espirito Santo SA(NON)(S)	1,729,888	3,238,741

		3,238,741
Russia (0.7%)

Magnit OJSC	8,725	2,011,261

		2,011,261
Spain (3.1%)

Atresmedia Corporacion de Medios de Comunicacion SA(NON)	108,492	1,669,512

Banco Bilbao Vizcaya Argentaria SA (Right)(NON)	290,307	67,990

Banco Bilbao Vizcaya Argentaria SA (BBVA)	290,307	3,486,688

Banco de Sabadell SA	636,668	1,966,470

Jazztel PLC(NON)	95,340	1,450,050

		8,640,710
Sweden (2.3%)

Assa Abloy AB Class B	46,864	2,495,146

Intrum Justita AB	66,872	1,824,637

Volvo AB Class B(S)	132,750	2,108,478

		6,428,261
Switzerland (5.2%)

Barry Callebaut AG	1,970	2,656,230

Compagnie Financiere Richemont SA	43,984	4,199,140

Nestle SA	61,143	4,602,756

Partners Group Holding AG	10,339	2,905,048

		14,363,174
United Kingdom (38.9%)

Associated British Foods PLC	93,943	4,355,523

AstraZeneca PLC	122,612	7,924,055

Barclays PLC	942,937	3,669,089

BG Group PLC	254,425	4,740,040

BHP Billiton PLC	153,636	4,723,116

Britvic PLC	270,494	3,346,080

BT Group PLC	786,648	4,976,992

Compass Group PLC	266,333	4,062,756

Experian PLC	130,336	2,348,901

Genel Energy PLC(NON)	99,317	1,625,960

HSBC Holdings PLC	149,157	1,510,653

Kingfisher PLC	729,833	5,127,347

Liberty Global PLC Class A(NON)	19,700	819,520

Liberty Global PLC Ser. C(NON)	19,700	801,987

Metro Bank PLC (acquired 1/15/14, cost $611,361) (Private)(F)(RES)(NON)	28,721	606,129

Persimmon PLC	219,775	4,931,716

Petrofac, Ltd.	96,293	2,308,492

Pets at Home Group PLC(NON)	462,317	1,849,804

Prudential PLC	243,879	5,157,504

Regus PLC	559,905	2,057,314

Royal Dutch Shell PLC Class A	297,658	10,872,631

Serco Group PLC	297,623	2,088,927

Shire PLC	92,409	4,537,058

St James's Place PLC	143,798	1,977,796

Telecity Group PLC	318,286	3,703,801

Thomas Cook Group PLC(NON)	742,695	2,232,446

TUI Travel PLC	646,886	4,723,638

Vodafone Group PLC	1,324,193	4,863,406

WPP PLC	279,547	5,764,999

		107,707,680
United States (2.1%)

Google, Inc. Class A(NON)	1,607	1,791,018

KKR & Co. LP	91,100	2,080,724

Monsanto Co.	16,400	1,865,828

		5,737,570

Total common stocks (cost $226,769,315)		$270,479,158

SHORT-TERM INVESTMENTS (10.9%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	21,777,837	$21,777,837

Putnam Short Term Investment Fund 0.07%(AFF)	8,382,273	8,382,273

Total short-term investments (cost $30,160,110)		$30,160,110

TOTAL INVESTMENTS

Total investments (cost $256,929,425)(b)		$300,639,268

Key to holding's abbreviations
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2013 through March 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $276,944,899.
(b)	The aggregate identified cost on a tax basis is $257,045,211, resulting in gross unrealized appreciation and depreciation of $47,508,676 and $3,914,619, respectively, or net unrealized appreciation of $43,594,057.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $921,017, or 0.3% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$5,124,974	$75,495,031	$72,237,732	$2,776	$8,382,273
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $21,777,837, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $20,886,608.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	21.4%
	Consumer discretionary	21.2
	Consumer staples	12.5
	Industrials	11.1
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Austria	$3,120,859	$—	$—
Belgium	10,504,869	—	—
Czech Republic	2,011,882	—	—
France	43,108,266	—	—
Germany	32,359,672	—	314,888
Ireland	6,379,049	—	—
Italy	17,612,050	—	—
Netherlands	6,940,226	—	—
Portugal	3,238,741	—	—
Russia	2,011,261	—	—
Spain	8,640,710	—	—
Sweden	6,428,261	—	—
Switzerland	14,363,174	—	—
United Kingdom	107,101,551	—	606,129
United States	5,737,570	—	—
Total common stocks	269,558,141	—	921,017
Short-term investments	8,382,273	21,777,837	—

Totals by level	$277,940,414	$21,777,837	$921,017

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Europe Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2014